OCTuS, Inc.
2020 Research Park Drive, Suite 110
Davis, California  95618

via EDGAR and Overnight Mail

April 25, 2011

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Mail Stop 6010

RE:           OCTuS, Inc.
Form 10-K for the Fiscal Year Ended December 31, 2009
Filed on April 15, 2010
File:  000-21092
Form 10-Q for the Fiscal Quarter Ended September 30, 2010
Filed on November 22, 2010
File:  000-21092
Form 10-Q for the Fiscal Quarter Ended June 30, 2010
Filed on August 23, 2010
File: 000-21092
Form 10-Q for the Fiscal Quarter Ended March 31, 2010
Filed on May 24, 2010
File:  000-21092

Dear Ms. Jenkins:

Octus, Inc. (“Octus” or the “Company”) is submitting this letter in response to comments raised in the Staff’s corrected letter to Octus dated January 26, 2011 (the “SEC Comment Letter”) regarding your review of the above-referenced Annual Report on Form 10-K for the year ended December 31, 2009 (the “10-K”) filed by Octus, the Company’s Quarterly Report on Form 10-Q for the quarter ended March  31, 2010 (the “March 10-Q”), and the Company’s Report on Form 8-K filed June 16, 2010, the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2010, and the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2010.  In this letter, we have included each comment from the SEC Comment Letter in italics followed by our response.  We welcome any questions you may have about our responses. Pursuant to our telephone discussions with Mr. Edwin Kim of the Staff, we anticipate the filing with the Commission of Amendment No. 1 to the above-referenced Form 10-K (“10-K Amendment”) and Amendment No. 1 to the above-referenced March 10-Q (the “10-Q Amendment” June 10-Q and the September 10-Q(the “10-Q Amendments”) and together with the 10-K Amendment, the “Amended Filings”), marked to show the changes from those documents as originally filed, once we have received comments from the Staff on our proposed responses as set forth in this letter. Those proposed amendments with redlined changes are included with this correspondence for the Staff’s review.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

General

1.
We note that many of your responses indicate that you will file an amended Form 10-K or other periodic reports with revisions that address our comments.  Please provide us with a draft 10-K/A and any other revised reports showing redline changes from the existing disclosure.  Without reviewing your specific proposed revisions, we are unable to resolve many of the prior comments, including comments 1, 4, 6, 14, 15, 17, and 19 of our letter dated November 5, 2010.

Response to Comment 1:

We have attached for your review drafts of our amended filings on Form 10-K for the fiscal year ended December 31, 2009; Form 10-Q for the quarterly period ended March 31, 2010; Form 10-Q for the quarterly period ended June 30, 2010 and Form 10-Q for the quarter period ended September 30, 2010 with our proposed changes redlined.

2.
We note your response to comment 25 of our letter dated November 5, 2010, and we reissue the comment in part.  It appears that your revised disclosure should (1) describe the extent to which you have entered into contracts with the customers referenced in the press releases and other statements, (2) clarify the nature of the agreements and (3) contrast these with the relatively small amount of revenues you have recognized.  If you retain the $20 million reference, it appears that you should disclose the basis of the statement as described in your response letter and provide appropriate disclosure regarding the indefinite nature of the “pipeline” projects, including the possibility that none of the items will result in revenue.  Please revise or advise.

Response to Comment 2:

We have revised our disclosure to reflect the uncertainty of the eventuality of any business being consummated from the described sales pipeline. Secondly we have removed all references to any specific dollar amount that may exist in our sales pipeline.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

Specifically in regard to our statements, we again present the following:

Revenue received for the six months ended June 30, 2010 was nominal and reflects the relatively small size of the projects and product sales. Specific agreements cited in the press releases are:

-	December 16, 2009: Projects developed in concert with Quantum Energy Solutions. Revenue of $3,450 was recorded in Q1-2010.

-	January 19, 2010: Letter of intent to acquire Quantum Energy Solutions, with no potential revenue (specific projects) disclosed or projected.

-	April 21, 2010: Contract to test and demonstrate LED parking garage fixtures. Revenue of $2,250 was recorded in Q1-2010.

-	June 29, 2010: Sale of Wickool units (nine total), with revenue recorded in our Q3-2010 filing.

The basis of the January 19, 2010 pipeline disclosure consisted of approximately 25 potential business opportunities the Company and Quantum Energy Solutions were pursuing; if desired, Octus can provide staff with evidence of the January 19, 2010 sales pipeline. Three major, multi-million dollar opportunities were included therein, including two municipal street lighting retrofit projects, and one solar development project. The former projects remain in the pipeline and are being pursued; the latter (solar development) was not awarded, representing an approximate $8 million reduction in the Company’s pipeline.

Business, page 2

3.	We note your response to comment two of our letter dated November 5, 2010, and we reissue it. Your revised draft disclosure should include a description of the “customary milestones conditions.”

Response to Comment 3:

We have attached a copy of the University of California Agreement and have further listed the milestones in the Business Section of our amended reports.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

4.
We note your response to comment three of our letter dated November 5, 2010, and we reissue it in part.  Your revised draft disclosure does not identify the exemption from registration that was claimed for each transaction, and you do not describe the facts relied upon to make such exemption available.  Your revised draft disclosure should quantify the number of investors in each transaction where you do not already identify them.

Response to Comment 4:

We have amended our reports to provide improved detail for each transaction and to further reflect the exemption from registration that was claimed for each transaction and the representations relied upon in making such exemptions available.

Directors, Executive Officers, and Corporate Governance, page 31

5.
We note your response to comment 13 of our letter dated November 5, 2010.  You state that “neither person has managerial responsibilities” nor “made significant contributions.” Please reconcile your response with the press releases dated May 5, 2009 and July 9, 2009, available on your website.  These press releases indicate that these employees joined your “management team,” “will catalyze commercialization of OctusSEP and spring innovation within the company,” and that Mr. Argo “will lead development of renewable energy and energy efficiency projects for commercial and public sector organizations.”

Response to Comment 5:

The press releases stated the facts, opinions and beliefs as we held them on the dates they were issued.  However the outcome was as we stated in our prior response:

The Company believes that neither individual is a significant employee as described under Item 401(c) of Regulation S-K.  Neither person had managerial responsibilities over a significant business unit or function, nor had either person made significant contributions to the business of the Company during 2009.

Executive Compensation, page 33

6.
We note your response to comment 15 of our letter dated November 5, 2010, and we reissue it.  Please revise to clearly indicate whether the amounts of compensation owed to your executive officers pursuant to their employment agreements as of December 31, 2009 are irrevocably waived.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

Response to Comment 6:

The amounts of compensation owed to your executive officers pursuant to their employment agreements as of December 31, 2009 were irrevocably waived.  We have revised the identified sections to reflect this.  The exhibits 10.6 and 10.7 originally issued on August 14, 2009 were issued with the information known at that time.  Subsequent to its issuance, the amounts were irrevocably waived.

7.
We note your response to comment 16 of our letter dated November 5, 2010, and we reissue it in part.  Please confirm and, if true, revise to provide disclosure in a footnote that your Summary Compensation Table’s stock awards balances were valued in aggregate at the grant date in accordance with FASB ASC Topic 718.  See Item 402(n) (2) (v) of Regulation S-K.  Also, please revise to clarify where appropriate what services were rendered for the stock awards and identify the intellectual property contributed by your named executive officers.

Response to Comment 7:

We have revised the referenced table and have provided a footnote to the table disclosing that our Summary Compensation Table’s stock awards balances were valued in aggregate at the grant date in accordance with FASB ASC Topic 718. Further the qualifications of our Officers and Directors as well as the hurdles met in order to earn the stock award are provided.

Certain Related Parties and Related Transactions, page 36

8.
We refer you to your response to comment 17 of our letter dated November 5, 2010.  With a view to revised disclosure, advise us if Messrs. Soderquist and Ecker will determine whether they have met the four milestones to void the repurchase of the 30,000,000 restricted shares of common stock issued to them in February 2009.  We may have further comment.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

Response to Comment 8:

We have provided the following disclosure regarding the milestones in our footnotes:

“Since the board of directors consists of Mr. Soderquist and Mr. Ecker, the determination that the milestones were satisfied was made by the persons who benefitted from that determination, and accordingly was not made by disinterested persons.”

9.
We note your response to comment 18 of our letter dated November 5, 2010, and we reissue it.  It appears that the agreements trigger disclosure as they involve amounts that exceed the lesser of $120,000 or one percent of the average of your total assets at year end for the last two completed fiscal years.  See Item 404(d) (1) of Regulation S-K.  Also, portions of your convertible notes payable balance relate to a note held by Grupo Dynastia, which upon conversion would appear to have made that entity a principal shareholder prior its sale of the note to various investors.  Accordingly, please revise to provide the disclosures required under Item 404 of Regulation S-K for the transactions that underlie your “Accrued payable-related parties” balance of $4,993, the “Accrued Liabilities-related parties” balance of $63,986, and the portion of the convertible notes payable that relate to Grupo Dynastia or any other related parties as defined by Item 404(a) of Regulation S-K.  Further, please revise to disclose the largest aggregate amount of all indebtedness outstanding under the Grupo Dynastia note at any time since the beginning of your last fiscal year and all amounts of interest payable on it during the last fiscal year.  See Instruction 3(b) to Item 404(a) of Regulation S-K.

Response to Comment 9:

We’ve added the following to our filing in relation to the portions of the convertible notes previously owned by Grupo Dynastia which were assumed by another party during the quarter ended 3/31/09:

Effective March 31, 2009, a convertible promissory note with a principal balance of $328,106 and accrued interest of $38,686 held by Grupo Dynastia SA was sold to another related party who already held a promissory note in the amount of $113,747.  The terms were modified such that the principal and interest will be paid over 60 months. The convertible promissory note can be converted into common stock at a rate of $0.10 per share and bears interest at an annual rate of 8% until converted or paid.  Total interest expense accrued under borrowings from this related party during the twelve months ending December 31, 2009 was $39,490.  Upon conversion of principal and accrued interest totally $520,029, 5,200,290 shares would be owned by this party giving them greater than 10% interest in the company on a fully-diluted basis.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

We also amended our disclosure to include the following related to the $63,986 and $4,993 accrued liabilities – related party:

Also during the year, the current CEO, Chrisian J. Soderquist paid company expenses on his personal credit card in the amount of $1,824.  These amount total $4,993 at December 31, 2009.

At December 31, 2009, there is $27,396 of accrued officer payroll and payroll related taxes for the current officers of the company, Christian J. Soderquist and George M. Ecker.

Additional Financial Statements

10.
In your response dated December 21, 2010, you stated that a Form 8-K containing financial statements of Quantum will be filed in the near future.  Please be more specific with respect to the filing date for this Form 8-K.

Response to Comment 10:

The Quantum 8-K was filed on April 8, 2011.

Form 10-Q for the Quarter Ended March 31, 2010

Management’s Discussion and Analysis, page 18

11.
We note your response to comment 23 of our letter dated November 5, 2010, and we reissue it.  Please provide us with a more detailed analysis of why your EcoNexus LLC licensing agreement is not a material agreement.  It appears regardless of whether you intend to develop and commercialize the EcoNexus technology, this licensing agreement was significant in that it resulted in the Company meeting one of the four milestones necessary for the restricted shares of your executives to vest.  Otherwise, please confirm that you will file this agreement with your next periodic report, pursuant to Item 601 of Regulation S-K.

Response to Comment 11:

We hereby confirm that we will file a copy of the EcoNexus agreement with our next periodic report, pursuant to Item 601 of Regulation S-K.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

Form 10-Q for the period ended September 30, 2010

Financial Statements

12.
Since you acquired Quantum during the nine months ended September 30, 2010, you must present financial statements for that period in a bifurcated fashion instead of combining the predecessor and successor data.  Note that GAAP does not permit the combination of historical financial statements that are presented on differing bases.  Accordingly revise the statement of operations for the nine months ended September 30, 2010 to present separately the predecessor period (January 1 – June 10) and the successor period (June 11-September 30).  Note also that future presentations of 2010 financial statements must present financial information of the predecessor period as a separate item.

Response to Comment 12:

We have revised our presentation to include information related to our predecessor entity on the financial statements as such:  (1) amounts for the 180 day period from January 1, 2010 to June 29, 2010 on the Statement of operations and have specifically bifurcated this data by title. Please note for accounting purposes, the effective date of the purchase was June 30, 2010 as noted in our previous disclosure; and (2) amounts for the 180 day period from January 1, 2010 to June 29, 2010 on the Statement of Cash Flows.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 13

13.
Revise to present a comparative discussion of historical results of operations for the 2010 and 2009 periods.  The 2009 period included in the discussion should be that of the predecessor.  The staff will not object to the presentation of a separate supplemental discussion comparing historical information for the predecessor for 2009 and pro forma information for 2010 as if the acquisition occurred on January 1, 2010.  Please be sure to discuss the different bases for the 2009 historical and 2010 pro forma information.

Response to Comment 13:

We have included supplemental information related to our predecessor entity in the Management’s Discussion and Analysis of Financial Condition and Results of Operations We have revised the reports as requested.

Ms. Tia Jenkins
United States Securities and Exchange Commission
Division of Corporation Finance
April 25, 2011

14.
We note your response to comment five of our letter dated November 5, 2010.  Please revise your quarterly report to address your liquidity positions, sources of cash, and how you plan to meet your ongoing expenses in the next 12 months.

Response to Comment 14:

We have revised the reports as requested.

15.
We reissue comment 26 of our letter dated November 5, 2010.  Please revise your quarterly reports to address any concerns noted above for your annual reports that may be relevant for these time periods and require disclosure under Form 10-Q.

Response to Comment 15:

We have revised the reports as requested.

You may contact me at:  (530) 546-0200 if you have any questions regarding the above responses to your comments.

Sincerely,

OCTuS, Inc.

/s/Christian J. Soderquist
Chief Executive Officer